                        DRESDNER RCM CAPITAL FUNDS, INC.
                       SUPPLEMENT DATED DECEMBER 21, 1999
                       TO THE PROSPECTUS DATED MAY 3, 1999

THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE
PROSPECTUS:

The name of the "Dresdner RCM Growth Equity Fund" has changed to the "Dresdner RCM MidCap Fund."

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE UNDER THE SUBHEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 2 OF THE PROSPECTUS:

The Fund invests in small- to medium-sized companies with total market capitalizations not exceeding those of the largest company included in the Russell Midcap Growth Index, which currently is $35.8 billion.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE SUBHEADING "AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1998) ON PAGE 3 OF THE
PROSPECTUS:

                           Fund             Past              Past Five         Past Ten         Since
                           Inception        Year              Years             Years            Inception

Russell Midcap
Growth Index                   -            17.86%            17.34%            17.30%           N/A

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE SUBHEADING "GROWTH EQUITY FUND" FOUND ON PAGE 10 OF THE PROSPECTUS:

John A. Kriewall, Gary B. Sokol and Brian E. Dombkowski are primary portfolio managers of the MidCap Growth Fund. Mr. Kriewall has managed a portion of the MidCap Fund since 1987 and was one of the primary portfolio managers of the Small Cap Fund from 1992 to 1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1973. Mr. Sokol was a primary portfolio manager of the Small Cap Fund from 1992 to 1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1988. Mr. Dombkowski is an Assistant Director of the Investment Manager, with which he has been associated since 1995.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE SUBHEADING "SMALL CAP FUND" FOUND ON PAGE 10 OF THE PROSPECTUS:

Matthew L. Blazei and Timothy M. Kelly are primary portfolio managers of the Small Cap Fund. Mr. Blazei has research and management responsibilities for small cap securities and is a Director of the Investment Manager, with which he has been associated since 1992. Mr. Kelly is a Director of the Investment Manager, with which he has been associated since 1995.



STK_CAP121799.DOC                   Page 1                             12/20/99